Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments
Beginning of year		$ 4,515	$ 2,921
Additional investments		35	220
Equity in net income of affiliates		784	762	734
Dividends received		(161)	(159)
Dispositions		(660)	(204)
Currency translation adjustments		(515)	203
America Movil equity adjustments		(171)	0
Telmex Internacional exchange	658		658
Other adjustments		(109)	114
End of year		$ 3,718	$ 4,515	$ 2,921